Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 192,141	¥ 87,309
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	192,141	87,309
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	125,788	75,002
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 66,353	¥ 12,307